Putnam Investments

100 Federal Street

Boston, MA 02110

October 4, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Risk Allocation Fund and Putnam Mortgage Opportunities Fund (each a “Fund”), each a series of Putnam Funds Trust (the “Trust”) (Reg. Nos. (333-515) (811-07513) Post-Effective Amendment No. 360 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 360 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 27, 2021.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 12577.

Very truly yours,

Putnam Funds Trust

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP